RELATED PARTY TRANSACTIONS - Transactions with Cobega Companies (Details) - Cobega Companies - Entities with joint control or significant influence over entity - EUR (€) € in Millions	6 Months Ended
	Jun. 28, 2019	Jun. 29, 2018	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Amounts affecting revenue[1]	€ 1	€ 0
Amounts affecting cost of sales[2]	(37)	(39)
Amounts affecting operating expenses[3]	(8)	(7)
Total net amount affecting the Consolidated Income Statement	(44)	€ (46)
Amount due from	6		€ 6
Amounts payable	€ 23		€ 25